Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remaining three months ending December 31, 2022	$ 848
2022-2023	3,455	$ 2,122
2023-2024	3,408	2,178
2024-2025	3,523	2,249
2025-2026	3,787	2,384
2026-2027	3,885	2,433
Thereafter	14,745	10,414
Total lease payments	33,651	21,780
Less imputed interest	(6,075)	(3,603)
Less tenant improvement allowance	(1,030)	(4,327)
Present value of operating lease liabilities	$ 26,546	$ 13,850	$ 2,591